Restricted Net Assets - Additional Information (Detail)	12 Months Ended
Dec. 31, 2020
Restricted Net Assets [Abstract]
Minimum required percentage of annual after-tax profit, general reserve	10.00%
Required reserve, percentage of respective registered capital	50.00%
Percent of restricted assets threshold limit	25.00%